Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
Fair Value, Assets and Liabilities Measured on Recurring Basis

		Fair Value Measurements
Description	Fair Value at	Using Inputs Considered as
(Millions)	December 31, 2016	Level 1	Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
Corporate debt securities	$10	$—	$10	$—
Commercial paper	14	—	14	—
Certificates of deposit/time deposits	197	—	197	—
Asset-backed securities:
Automobile loan related	31	—	31	—
Credit card related	18	—	18	—
Other	7	—	7	—
U.S. municipal securities	20	—	—	20
Derivative instruments — assets:
Foreign currency forward/option contracts	234	—	234	—
Interest rate swap contracts	25	—	25	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	94	—	94	—
Interest rate swap contracts	1	—	1	—

		Fair Value Measurements
Description	Fair Value at	Using Inputs Considered as
(Millions)	December 31, 2015	Level 1	Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
Corporate debt securities	$10	$—	$10	$—
Foreign government agency securities	10	—	10	—
Commercial paper	12	—	12	—
Certificates of deposit/time deposits	26	—	26	—
Asset-backed securities:
Automobile loan related	26	—	26	—
Credit card related	10	—	10	—
Other	21	—	21	—
U.S. municipal securities	12	—	—	12
Derivative instruments — assets:
Foreign currency forward/option contracts	272	—	272	—
Interest rate swap contracts	24	—	24	—

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	68	—	68	—
Interest rate swap contracts	1	—	1	—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Marketable securities — certain U.S. municipal securities and auction rate securities only
(Millions)	2016	2015	2014
Beginning balance	$12	$15	$11
Total gains or losses:
Included in earnings	—	—	(1)
Included in other comprehensive income	—	—	2
Purchases and issuances	12	—	15
Sales and settlements	(4)	(3)	(12)
Transfers in and/or out of level 3	—	—	—
Ending balance	20	12	15

Change in unrealized gains or losses for the period included in earnings for securities held at the end of the reporting period	—	—	—

Fair Value of Financial Instruments by Balance Sheet Grouping

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Long-term debt, excluding current portion	$10,678	$11,168	$8,753	$9,101